Fixed Assets and Intangible Assets	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Fixed Assets and Intangible Assets

Note 5 – Fixed Assets and Intangible Assets

Fixed assets and intangible assets consisted of the following:

	June 30, 2015	March 31, 2015
Capitalized Software	$15,000	$15,000
Less accumulated amortization	(5,199)	(4,449)
Capitalized Software, net	$9,801	$10,551

For the three months ended Jun 30, 2015 and 2014, we incurred amortization expenses of $750 and $750, respectively related to this software asset.

Content Checked Inc [Member]
Fixed Assets and Intangible Assets

Note 5 – Fixed Assets and Intangible Assets

Fixed assets and intangible assets consisted of the following:

	March 31, 2015	March 31, 2014
Capitalized Software	$15,000	$15,000
Less accumulated amortization	(4,449)	(1,449)
Capitalized Software, net	$10,551	$13,551

For the period ended March 31, 2015 and 214, the Company incurred amortization expenses of $3,000 and $1,449, respectively related to this software asset.